Other Equity Instruments - Summary of Coupon Details - Junior Perpetual Capital Securities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 15, 2019	Jun. 15, 2019	Jan. 01, 2018	[1]	Dec. 31, 2017
Disclosure of other equity instruments [line items]
Borrowings	€ 9,307	€ 12,061	[1]			€ 13,635
USD 500 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	6.50%
USD 1 billion [member]
Disclosure of other equity instruments [line items]
Coupon rate	6.375%
EUR 200 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	6.00%
Aegon N.V [member]
Disclosure of other equity instruments [line items]
Borrowings	€ 1,257	1,292
Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Borrowings	€ 1,564							€ 3,008
Junior perpetual capital securities [member] | USD 500 million [member]
Disclosure of other equity instruments [line items]
Borrowings currency	USD
Coupon date, as of	Quarterly, December 15
Year of next call	2019
Borrowings		424						424
Junior perpetual capital securities [member] | USD 250 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating LIBOR rate
Borrowings currency	USD
Coupon date, as of	Quarterly, December 15
Year of next call	2020
Borrowings	€ 212	212						212
Junior perpetual capital securities [member] | USD 500 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating CMS rate
Borrowings currency	USD
Coupon date, as of	Quarterly, July 15
Year of next call	2020
Borrowings	€ 402	402						402
Junior perpetual capital securities [member] | USD 1 billion [member]
Disclosure of other equity instruments [line items]
Borrowings currency	USD
Coupon date, as of	Quarterly, June 15
Year of next call	2019
Borrowings		821						821
Junior perpetual capital securities [member] | EUR 950 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating DSL rate
Borrowings currency	EUR
Coupon date, as of	Quarterly, July 15
Year of next call	2020
Borrowings	€ 950	950						950
Junior perpetual capital securities [member] | EUR 200 million [member]
Disclosure of other equity instruments [line items]
Borrowings currency	EUR
Coupon date, as of	Annually, July 21
Year of next call	2018
Borrowings		2,808						€ 200
Junior perpetual capital securities [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Borrowings	€ 1,564	€ 2,808
Junior perpetual capital securities [member] | Aegon N.V [member] | USD 500 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	6.50%	6.50%			6.50%
Borrowings currency	USD	USD
Coupon date, as of	Quarterly, December 15	Quarterly, December 15
Year of next call	2019	2019
Borrowings		€ 424
Junior perpetual capital securities [member] | Aegon N.V [member] | USD 250 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating LIBOR rate	floating LIBOR rate
Borrowings currency	USD	USD
Coupon date, as of	Quarterly, December 15	Quarterly, December 15
Year of next call	2020	2020
Borrowings	€ 212	€ 212
Junior perpetual capital securities [member] | Aegon N.V [member] | USD 500 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating CMS rate	floating CMS rate
Borrowings currency	USD	USD
Coupon date, as of	Quarterly, July 15	Quarterly, July 15
Year of next call	2020	2020
Borrowings	€ 402	€ 402
Junior perpetual capital securities [member] | Aegon N.V [member] | USD 1 billion [member]
Disclosure of other equity instruments [line items]
Coupon rate	6.375%	6.375%		6.375%	6.375%
Borrowings currency	USD	USD
Coupon date, as of	Quarterly, June 15	Quarterly, June 15
Year of next call	2019	2019
Borrowings		€ 821
Junior perpetual capital securities [member] | Aegon N.V [member] | EUR 950 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating DSL rate	floating DSL rate
Borrowings currency	EUR	EUR
Coupon date, as of	Quarterly, July 15	Quarterly, July 15
Year of next call	2020	2020
Borrowings	€ 950	€ 950
Junior perpetual capital securities [member] | Aegon N.V [member] | EUR 200 million [member]
Disclosure of other equity instruments [line items]
Year of next call		2018

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.